[CHAPMAN AND CUTLER LETTERHEAD]

September 17, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Syntax ETF Trust
(Registration Nos. 333-216607; 811-23227)

Ladies and Gentlemen:

On behalf of Syntax ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 72 and under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 78 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Webs Defined Volatility SPY ETF (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Should you have any questions or require further information with respect to this Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren